CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2017		Sep. 30, 2016	Sep. 30, 2017		Sep. 30, 2016
Formation and operating costs	$ 2,853,131		$ 14,492	$ 3,293,587		$ 30,542
Loss from operations	(2,853,131)		(14,492)	(3,293,587)		(30,542)
Other income:
Interest income	736,128			1,697,781
Net loss	$ (2,117,003)		$ (14,492)	$ (1,595,806)		$ (30,542)
Weighted average number of shares outstanding, basic and diluted (in shares)	9,278,550	[1]	7,500,000	9,259,196	[1]	7,500,000	[1]
Basic and diluted net loss per share	$ (0.30)		$ 0.00	$ (0.35)		$ 0.00
Founder Shares Transactions | Sponsor
Other income:
Shares excluded subject to forfeiture	1,125,000		1,125,000	1,125,000		1,125,000

[1]	Excludes an aggregate of up to 1,125,000 shares that are subject to forfeiture if the over-allotment option is not exercised in full by the underwriters at September 30. 2016 (see Note 6)